SHARE-BASED COMPENSATION - Schedule of compensation expense (Details) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	$ 1,878,049	$ 4,473,594	$ 6,750,160	$ 52,293,945
Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	172,998	0	355,201	0
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	0	0	335,799	0
Administrative expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	631,423	1,522,597	2,398,950	13,707,094
Administrative expenses | Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	133,118	0	271,808	0
Administrative expenses | Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	0	0	335,799	0
Selling expenses
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	2,509,472	5,996,191	9,149,110	66,001,039
Selling expenses | Restricted Stock Unit
Disclosure of terms and conditions of share-based payment arrangement [line items]
Transaction costs	$ 39,880	$ 0	$ 83,393	$ 0